Consolidated statements of income and of comprehensive income - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Net revenue from services rendered		R$ 5,016,488	R$ 3,595,772	R$ 2,054,549
Net income from financial instruments at amortized cost and at fair value throughother comprehensive income		183,393	199,947	114,442
Net income from financial instruments at fair value through profit or loss		2,951,724	1,332,089	789,462
Total revenue and income		8,151,605	5,127,808	2,958,453
Operating costs		(2,645,359)	(1,596,650)	(933,026)
Selling expenses		(134,915)	(155,115)	(96,075)
Administrative expenses		(3,013,598)	(1,891,481)	(1,176,805)
Other operating income (expenses), net		171,053	153,357	(31,289)
Expected credit losses		(55,564)	(9,410)	(8,220)
Interest expense on debt		(52,671)	(84,400)	(72,310)
Share of profit or (loss) in joint ventures and associates		862	0	0
Income before income tax		2,421,413	1,544,109	640,728
Income tax expense		(339,924)	(454,625)	(175,398)
Net income for the year		2,081,489	1,089,484	465,330
Items that can be subsequently reclassified to income
Foreign exchange variation of investees located abroad		57,439	6,823	18,645
Gains (losses) on net investment hedge		(60,563)	(7,133)	(17,495)
Changes in the fair value of financial assets at fair value through other comprehensive income		24,203	698	4,160
Other comprehensive income (loss) for the year, net of tax		21,079	388	5,310
Total comprehensive income for the year		2,102,568	1,089,872	470,640
Net income attributable to:
Owners of the Parent company		2,076,430	1,080,484	461,440
Non-controlling interest		5,059	9,000	3,890
Total comprehensive income attributable to:
Owners of the Parent company		2,097,509	1,080,872	466,750
Non-controlling interest		R$ 5,059	R$ 9,000	R$ 3,890
Earnings per share from total income attributable to the ordinary equity holders of the company
Basic earnings (loss) per share (in R$ per share)	[1]	R$ 3.7597	R$ 2.1125	R$ 0.9358
Diluted earnings (loss) per share (in R$ per share)	[1]	R$ 3.7138	R$ 2.1115	R$ 0.9358

[1]

(*)	The basic and diluted earnings per common share are in effect with the reverse share split occurred on November 30, 2019.